Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations Tables [Abstract]
Discontinued operations [Table Text Block]
Year Ended December 31,	2013	2012	2011
Revenues from discontinued operations	$1,695	$1,873	$1,885
Earnings (loss) from discontinued operations	$(12)	$128	$125
Income tax provision	—	(62)	(83)
Earnings (loss) from discontinued operations, net of tax	(12)	66	42
Gain on disposal	159	—	—
Income tax provision	(6)	—	—
Gain on disposal, net of tax	153	—	—
Net earnings from discontinued operations, net of tax	$141	$66	$42

At December 31,	2013	2012
Current assets	$351	$572
Goodwill	1,866	1,926
Intangible assets	366	428
Net property and equipment	763	919
Other assets	129	148
Total Assets	$3,475	$3,993
Current liabilities	$254	$490
Other liabilities	477	532
Total Liabilities	$731	$1,022